RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)											1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 10, 2021	Feb. 24, 2021	Feb. 23, 2021	Feb. 01, 2021	Jun. 30, 2020	Jun. 25, 2020	Jan. 15, 2018	Dec. 05, 2017	Dec. 01, 2017	Sep. 11, 2017	Nov. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 15, 2020
Related Party Transaction [Line Items]
Description of expense advancement agreement																The expense advancement agreement was amended to increase the total amount of advances available to the Company under the agreement by an additional $300,000, of which the Company drew down $225,000 pursuant to promissory notes issued in October and November 2020 and $75,000 remained available for drawdown as of December 31, 2020 which was drawn down on February 1, 2021.
Proceeds from Related Party Debt														$ 235,000	$ 1,000,000	$ 1,225,000
Aggregate working capital loans.														$ 460,000		$ 225,000
Warrant [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 0.01		$ 0.01
Subsequent Event [Member]
Related Party Transaction [Line Items]
Aggregate working capital loans.	$ 460,000
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt		$ 160,000		$ 75,000							$ 225,000	$ 300,000	$ 225,000
Administrative Services Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt			$ 160,000	$ 75,000
Expense Advancement Agreement [Member]
Related Party Transaction [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 11.50								$ 1.00		$ 1.00		$ 1.00
Expense Advancement Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Current Borrowing Capacity		$ 460,000
Sponsors [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Decrease, Forgiveness					$ 71,000
Debt Instrument, Face Amount																		$ 1,000,000
Line of Credit Facility, Current Borrowing Capacity																		$ 300,000
Sponsors [Member] | Unsecured Promissory Notes [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Debt Conversion, Original Debt, Amount						$ 1,000,000
Sponsors [Member] | Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Payment for Administrative Fees									$ 10,000
Administrative Fees Expense															$ 30,000	$ 60,000	$ 120,000
Sponsors [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Sale of Stock, Number of Shares Issued in Transaction										7,187,500
Sale of Stock, Consideration Received Per Transaction										$ 25,000
MaximumSharesSubjectToForfeiture								1,437,500
NumberOfSharesOutstanding								5,750,000
Common stock subject to redemption share price held in trust account (in dollars per share)								20.00%
DescriptionOfInitialStockholders								(i) one year after the date of the completion of a Business Combination, or (ii) the date on which the last sales price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing 150 days after a Business Combination, or earlier, in each case, if subsequent to a Business Combination, the Company completes a subsequent liquidation, merger, stock exchange, or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.
Sponsors [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
NumberOfSharesOutstanding							5,000,000
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited							750,000
Underwriters [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited								750,000